FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - CNY (¥)	Jun. 30, 2017	Dec. 31, 2016
Liabilities:
Warrant Liability		¥ 226,086,556
Convertible senior notes	¥ 67,744	423,739,708
Rate Cap Derivative	26,381,687	10,364,075
Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets		640,876
Liabilities:
Warrant Liability	3,115,811
Guarantee receivables [Member]
Assets:
Derivative assets	219,964,434	235,728,241
Quote Prices in Active market for Identical Assets (Level 1) [Member]
Liabilities:
Warrant Liability		0
Convertible senior notes	0
Rate Cap Derivative	0	0
Quote Prices in Active market for Identical Assets (Level 1) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets
Liabilities:
Warrant Liability	0
Quote Prices in Active market for Identical Assets (Level 1) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	0	0
Significance Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant Liability		0
Convertible senior notes	0
Rate Cap Derivative	0	0
Significance Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets		640,876
Liabilities:
Warrant Liability	3,115,811
Significance Other Observable Inputs (Level 2) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	0	0
Significant Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant Liability		226,086,556
Convertible senior notes	67,744	423,739,708
Rate Cap Derivative	26,381,687	10,364,075
Significant Unobservable Inputs (Level 3) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets
Liabilities:
Warrant Liability	0
Significant Unobservable Inputs (Level 3) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	¥ 219,964,434	¥ 235,728,241